December     2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

File No. 333-112626

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Annuity Separate Account 4 (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in Post-Effective Amendment number 11 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about December 14, 2007.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Second Vice President and Associate General Counsel